Securities (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Securities	Dec. 31, 2011	Dec. 31, 2010 Securities
Investment Securities [Line Items]
Number of securities sold									48		56
Investment securities, fair value	$ 305,400,000								$ 305,400,000		$ 296,200,000
Proceeds from sale of available-for-sale securities									299,338,000	125,299,000	292,899,000
Other than Temporary Impairment Losses, Investments									649,000	324,000	4,904,000
Net gains on sales/calls of securities	92,000	(37,000)	12,000	984,000	0	7,000	309,000	34,000	1,051,000	350,000	2,801,000
Gain (Loss) on Sale of Securities, Tax									368,000	119,000
Held to maturity securities, fair value	273,671,000								273,671,000
Gross realized gains on available-for-sale securities											2,800,000
Available-for-sale securities, amortized cost basis	664,139,000				607,680,000				664,139,000	607,680,000
Available-for-sale securities, fair value	675,109,000								675,109,000
Realized pre-tax gain on sale of available-for-sale securities									629,000	343,000	2,762,000
Agency CMOs [Member]
Investment Securities [Line Items]
Number of securities sold										13
Investment securities, fair value					126,200,000					126,200,000
Available-for-sale securities, amortized cost basis	547,641,000				519,167,000				547,641,000	519,167,000
Available-for-sale securities, fair value	556,867,000								556,867,000
Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									8
Gross realized gains on available-for-sale securities									28,000
Government Agency Debentures [Member]
Investment Securities [Line Items]
Investment securities, value called by issuing agency										60,000,000
Number of Securities Called at Par									11	3	10
Municipal Bonds [Member]
Investment Securities [Line Items]
Number of Securities Called at Par											4
Corporate debentures [Member]
Investment Securities [Line Items]
Number of Securities Called at Par									1
Available-for-sale securities, amortized cost basis					19,952,000					19,952,000
Agency and Corporate Debentures [Member]
Investment Securities [Line Items]
Investment securities, value called by issuing agency									160,300,000
Residential mortgage-backed securities [Member]
Investment Securities [Line Items]
Available-for-sale securities, amortized cost basis	55,614,000				21,087,000				55,614,000	21,087,000
Available-for-sale securities, fair value	57,210,000								57,210,000
No Losses Attributable to Credit [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									2
Realized loss on available for sale securities									84,000
Previous Losses Due to Credit, Held to Recovery [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									3
Previous Losses Due to Credit, Not Held to Recovery [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									3
Realized loss on available for sale securities									1,200,000
Available-for-sale Securities [Member]
Investment Securities [Line Items]
Number of securities sold									41	12	53
Investment securities, fair value	299,300,000				125,300,000				299,300,000	125,300,000	292,900,000
Available-for-sale Securities [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									8
Held to maturity securities, fair value	20,100,000								20,100,000
Held-to-maturity Securities [Member] | Mortgage Backed Securities, Other [Member]
Investment Securities [Line Items]
Number of securities sold									7	1	2
Held to maturity securities, fair value	6,100,000				852,000				6,100,000	852,000	440,000
Held-to-maturity Securities [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold											1
Other than Temporary Impairment Losses, Investments											3,000
Held to maturity securities, fair value											2,900,000
Actual [Member]
Investment Securities [Line Items]
Held to maturity securities, ratio of remaining par value to original purchases par value										9.00%
Threshold [Member]
Investment Securities [Line Items]
Held to maturity securities, ratio of remaining par value to original purchases par value									15.00%	15.00%	15.00%
Fair Value [Member] | Government Agency Debentures [Member]
Investment Securities [Line Items]
Held to maturity securities, fair value					60,000,000					60,000,000
Fair Value [Member] | Bonds [Member]
Investment Securities [Line Items]
Investment securities, value called by issuing agency											106,600,000
Securities Pledged as Collateral [Member]
Investment Securities [Line Items]
Securities pledged to secure public deposits and other	$ 713,600,000				$ 621,600,000				$ 713,600,000	$ 621,600,000
Unrealized Loss Position [Member]
Investment Securities [Line Items]
Number of securities, type									12
Unrealized Loss Position [Member] | Agency CMOs [Member]
Investment Securities [Line Items]
Number of securities, type									7
Unrealized Loss Position [Member] | Government Agency Debentures [Member]
Investment Securities [Line Items]
Number of securities, type									5
Downgraded to Default Status [Member] | Previous Losses Due to Credit, Not Held to Recovery [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold									2